Income Tax And Social Contribution - Summary of Tax Credits (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	R$ 769,268	R$ 728,892
2020 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	444,258
2021 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	146,624
2022 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	83,635
2023 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	36,050
2024 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	14,963
2025 onwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	R$ 43,738